Document and Entity Information	Oct. 08, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001336920
Document Type	8-K
Document Period End Date	Oct. 08, 2020
Entity Registrant Name	LEIDOS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33072
Entity Tax Identification Number	20-3562868
Entity Address, Address Line One	1750 Presidents Street
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	(571)
Local Phone Number	526-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	LDOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false